Commitments, contingencies and litigation (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments	€ 3,598
Total provisions	2,247	€ 1,740
Provision for taxes other than income tax
Disclosure of contingent liabilities [table]
Total provisions	1,430	€ 1,270
Grants of employee equity instruments
Disclosure of contingent liabilities [table]
Total provisions	689
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments	783
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments	€ 2,815